ACQUISITION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 08, 2011
Business Acquisition Shares Issued Percentage	85.00%
Stockholders' Equity, Reverse Stock Split	1 for 153
Shares Outstanding Reverse Stock Split	2,959,871
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17,001,596
Warrants Outstanding after the Reverse Stock Split	315,164
Options Outstanding after the Reverse Stock Split	49,159
Payments for Merger Related Costs (in dollars)	$ 296,207
Equity Interest In Combined Company Post-Acquisition	15.00%
Payments to Acquire Businesses, Net of Cash Acquired (in dollars)	905,649
Consideration - issuance of securities		2,219,903
Minimum [Member]
Investment Warrants, Exercise Price (in dollars per share)	$ 16.07
Investment Options, Exercise Price (in dollars per share)	$ 1.53
Maximum [Member]
Investment Warrants, Exercise Price (in dollars per share)	$ 191.25
Investment Options, Exercise Price (in dollars per share)	$ 1,072.53
Acquiree Financial Advisor [Member]
Payments for Merger Related Costs (in dollars)	200,000
Acquirer Financial Advisor [Member]
Payments for Merger Related Costs (in dollars)	$ 250,000